Net Income Attributable to Canon Inc. Shareholders per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Reconciliation of Numerators and Denominators of Basic and Diluted Net Income Attributable to Canon Inc. Shareholders Per Share Computations
A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. shareholders per share computations is as follows:

	Years ended December 31
	2021	2020	2019

	(Millions of yen)
Basic net income attributable to Canon Inc.	214,718	83,318	124,964
Diluted net income attributable to Canon Inc.	214,714	83,315	124,962

	(Number of shares)
Average common shares outstanding	1,045,632,588	1,049,802,197	1,069,956,767
Effect of dilutive securities:
Stock options	277,066	229,691	158,173

Diluted common shares outstanding	1,045,909,654	1,050,031,888	1,070,114,940

	(Yen)
Net income attributable to Canon Inc. shareholders per share:
Basic	205.35	79.37	116.79
Diluted	205.29	79.35	116.77